FINANCIAL INSTRUMENTS (Details Narrative)	Jun. 30, 2026
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Guaranteed minimum returns percentage	1.50%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Guaranteed minimum returns percentage	2.00%